Concentration of Risk - Schedule of Revenue (Details)	6 Months Ended								12 Months Ended
	Jun. 30, 2025 MYR (RM)		Jun. 30, 2025 USD ($)		Dec. 31, 2024 MYR (RM)		Jun. 30, 2024 MYR (RM)		Dec. 31, 2024 MYR (RM)		Dec. 31, 2023 MYR (RM)		Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Revenues [Member]
Schedule of Revenue [Line Items]
Revenues RM	RM 55,465,994		$ 13,167,002				RM 30,439,585
Revenues USD	RM 55,465,994		$ 13,167,002				RM 30,439,585
Percentage of revenues	100.00%		100.00%				100.00%
Revenues [Member] | Customer A [Member]
Schedule of Revenue [Line Items]
Revenues RM		[1]		[1]			RM 9,467,487
Revenues USD		[1]		[1]			RM 9,467,487
Percentage of revenues		[1]		[1]			31.10%
Revenues [Member] | Customer B [Member]
Schedule of Revenue [Line Items]
Revenues RM		[1]		[1]			RM 6,570,203
Revenues USD		[1]		[1]			RM 6,570,203
Percentage of revenues		[1]		[1]			21.58%
Revenues [Member] | Customer C [Member]
Schedule of Revenue [Line Items]
Revenues RM		[1]		[1]			RM 5,842,660
Revenues USD		[1]		[1]			RM 5,842,660
Percentage of revenues		[1]		[1]			19.19%
Revenues [Member] | Customer D [Member]
Schedule of Revenue [Line Items]
Revenues RM		[1]		[1]			RM 3,503,863
Revenues USD		[1]		[1]			RM 3,503,863
Percentage of revenues		[1]		[1]			11.51%
Revenues [Member] | Customer E [Member]
Schedule of Revenue [Line Items]
Revenues RM	RM 13,555,612		$ 3,217,949					[1]
Revenues USD	RM 13,555,612		$ 3,217,949					[1]
Percentage of revenues	24.44%		24.44%					[1]
Revenues [Member] | Customer F [Member]
Schedule of Revenue [Line Items]
Revenues RM	RM 7,368,513		$ 1,749,202					[1]
Revenues USD	RM 7,368,513		$ 1,749,202					[1]
Percentage of revenues	13.28%		13.28%					[1]
Revenues [Member] | Customer G [Member]
Schedule of Revenue [Line Items]
Revenues RM	RM 7,163,241		$ 1,700,473					[1]
Revenues USD	RM 7,163,241		$ 1,700,473					[1]
Percentage of revenues	12.91%		12.91%					[1]
Revenues [Member] | Others [Member]
Schedule of Revenue [Line Items]
Revenues RM	RM 27,378,628		$ 6,499,378				RM 5,055,372
Revenues USD	RM 27,378,628		$ 6,499,378				RM 5,055,372
Percentage of revenues	49.37%		49.37%				16.62%
Receivables [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 25,972,158				RM 21,273,094				RM 21,273,094		RM 15,901,880		$ 5,928,108	$ 4,753,233
Receivables USD	RM 25,972,158				RM 21,273,094				RM 21,273,094		RM 15,901,880		5,928,108	4,753,233
Percentage of receivables	100.00%		100.00%		100.00%				100.00%		100.00%
Receivables [Member] | Customer A [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 4,336,087				RM 7,736,776				RM 7,736,776			[2]	1,029,338	1,728,696
Receivables USD	RM 4,336,087				RM 7,736,776				RM 7,736,776			[2]	1,029,338	1,728,696
Percentage of receivables	17.36%		17.36%		36.37%				36.37%			[2]
Receivables [Member] | Customer B [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 4,888,821				RM 5,366,239				RM 5,366,239		RM 2,590,320		1,160,551	1,199,026
Receivables USD	RM 4,888,821				RM 5,366,239				RM 5,366,239		RM 2,590,320		1,160,551	1,199,026
Percentage of receivables	19.58%		19.58%		25.23%				25.23%		16.29%
Receivables [Member] | Customer C [Member]
Schedule of Revenue [Line Items]
Receivables RM						[2]				[2]	RM 4,209,590				[2]
Receivables USD						[2]				[2]	RM 4,209,590				[2]
Percentage of receivables										[2]	26.47%
Receivables [Member] | Customer D [Member]
Schedule of Revenue [Line Items]
Receivables RM						[2]				[2]	RM 2,347,367				[2]
Receivables USD						[2]				[2]	RM 2,347,367				[2]
Percentage of receivables										[2]	14.76%
Receivables [Member] | Customer E [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 3,711,756					[3]				[3]	RM 3,322,607		881,129		[2]
Receivables USD	RM 3,711,756					[3]				[3]	RM 3,322,607		881,129		[2]
Percentage of receivables	14.86%		14.86%			[3]				[2]	20.89%
Receivables [Member] | Customer G [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 4,769,930					[3]				[3]			1,132,328
Receivables USD	RM 4,769,930					[3]				[3]			1,132,328
Percentage of receivables	19.10%		19.10%			[3]
Receivables [Member] | Others [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 5,104,250				RM 8,170,079				8,170,079		RM 3,431,996		1,211,690	1,825,511
Receivables USD	RM 5,104,250				RM 8,170,079				RM 8,170,079		RM 3,431,996		1,211,690	$ 1,825,511
Percentage of receivables	20.45%		20.45%		38.40%				38.40%		21.59%
Receivables [Member] | Customer H [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 2,161,314					[3]				[3]			513,072
Receivables USD	RM 2,161,314					[3]				[3]			$ 513,072
Percentage of receivables	8.65%		8.65%			[3]

[1]	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.
[2]	Receivables was less than 10% of the Groups total accounts receivables for the respective year.
[3]	Receivables was less than 10% of the Groups total accounts receivables for the respective year.